Filed with the U.S. Securities and Exchange Commission on November 21, 2017

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	319	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	320	[	X	]

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On December 22, 2017 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 240 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on October 5, 2016 and pursuant to Rule 485(a)(2) would have become effective on December 19, 2016.

Post-Effective Amendment No. 255 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 27, 2016 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 260 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 26, 2017 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 268 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 25, 2017 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 277 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 27, 2017 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 283 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 26, 2017 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 289 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 26, 2017 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 293 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 25, 2017 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 297 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 25, 2017 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 298 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 24, 2017 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 305 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 23, 2017 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 311 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 23, 2017 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 313 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 22, 2017 as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 319 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 22, 2017 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 319 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 319 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post-Effective Amendment No. 319 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on November 21, 2017.

Managed Portfolio Series By: /s/ James R. Arnold James R. Arnold President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 21st day of November, 2017.

	Signature	Title

	/s/ Robert J. Kern*	Trustee
Robert J. Kern

	/s/ David A. Massart*	Trustee
David A. Massart

	/s/ Leonard M. Rush*	Trustee
Leonard M. Rush

	/s/ David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In Fact pursuant to Power of Attorney